Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income, before tax amount	$ 20,466	$ 14,368
Income tax expense (benefit)	7,257	4,811
Net income	13,209	9,557
Other comprehensive income (loss)
Unrealized holding (losses) gains on securities arising during the period, before tax	157	(211)
Unrealized holding (losses) gains on securities arising during the period, tax	41	(84)
Unrealized holding (losses) gains on securities arising during the period, net	116	(127)
Less: reclassification adjustment for gains on securities included in net income, before tax	424	28
Less: reclassification adjustment for gains on securities included in net income, tax	149	10
Less: reclassification adjustment for gains on securities included in net income, net of tax	275	18
Total unrealized (losses) gains on securities available for sale, before tax	(267)	(239)
Total unrealized (losses) gains on securities available for sale, tax	(108)	(94)
Total unrealized (losses) gains on securities available for sale, net of tax	(159)	(145)
Adjustments related to defined benefit plan, Initial recognition of prior service cost, before tax	0	(830)
Adjustments related to defined benefit plan, Initial recognition of prior service cost, tax	0	(332)
Adjustments related to defined benefit plan, Initial recognition of prior service cost, net of tax	0	(498)
Adjustments related to defined benefit plan, Amortization of prior service cost, before tax	83	83
Adjustments related to defined benefit plan, Amortization of prior service cost, tax	26	33
Adjustments related to defined benefit plan, Amortization of prior service cost, net of tax	57	50
Total adjustments related to defined benefit plan, before tax	83	(747)
Total adjustments related to defined benefit plan, tax	26	(299)
Total adjustments related to defined benefit plan, net of tax	57	(448)
Unrealized holding loss on cash flow hedges arising during the period, before tax	1,232	(28)
Unrealized holding loss on cash flow hedges arising during the period, tax	503	(11)
Unrealized holding loss on cash flow hedges arising during the period, net of tax	729	(17)
Total unrealized loss on cash flow hedges, before tax	1,232	(28)
Total unrealized loss on cash flow hedges, tax	503	(11)
Total unrealized loss on cash flow hedges, net of tax	729	(17)
Total other comprehensive (loss) income, before tax	1,048	(1,014)
Total other comprehensive (loss) income, tax	421	(404)
Period change	627	(610)
Total comprehensive income, before tax	21,514	13,354
Total Comprehensive Income Tax	7,678	4,407
Total comprehensive income	$ 13,836	$ 8,947